Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	95 Months Ended	106 Months Ended	118 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000038340
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GII
C000096745
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EDIV
C000038346
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GXC
C000062489
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RWO
C000038339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	RWX
C000017550
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FEZ
C000149166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NZAC
C000038341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CWI
C000167041
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EFAX
C000141272
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QEFA
C000167042
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EEMX
C000141273
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QEMM
C000141274
Average Annual Return [Line Items]
Line Graph and Table Measure Name	QWLD
C000038337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPDW
C000038347
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPEM
C000017549
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPEU
C000110424
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPGM
C000038345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GMF
C000060582
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EWX
C000126352
Average Annual Return [Line Items]
Line Graph and Table Measure Name	WDIV
C000092104
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GNR
C000057694
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DWX
C000038338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GWX
C000163789
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NANR
Without Sales Load [Member] | C000038340
Average Annual Return [Line Items]
Average Annual Return, Percent	29.98%	6.16%				5.63%
Without Sales Load [Member] | C000096745
Average Annual Return [Line Items]
Average Annual Return, Percent	31.24%	9.13%				4.45%
Without Sales Load [Member] | C000038346
Average Annual Return [Line Items]
Average Annual Return, Percent	20.58%	0.56%				3.04%
Without Sales Load [Member] | C000062489
Average Annual Return [Line Items]
Average Annual Return, Percent	29.21%	1.94%				4.31%
Without Sales Load [Member] | C000038339
Average Annual Return [Line Items]
Average Annual Return, Percent	19.94%	(1.96%)				0.73%
Without Sales Load [Member] | C000017550
Average Annual Return [Line Items]
Average Annual Return, Percent	29.60%	10.12%				5.97%
Without Sales Load [Member] | C000149166
Average Annual Return [Line Items]
Average Annual Return, Percent	34.11%	12.17%			9.37%
Without Sales Load [Member] | C000038341
Average Annual Return [Line Items]
Average Annual Return, Percent	25.62%	7.80%				5.46%
Without Sales Load [Member] | C000167041
Average Annual Return [Line Items]
Average Annual Return, Percent	26.20%	8.03%	7.61%
Without Sales Load [Member] | C000141272
Average Annual Return [Line Items]
Average Annual Return, Percent	23.22%	7.92%				6.24%
Without Sales Load [Member] | C000167042
Average Annual Return [Line Items]
Average Annual Return, Percent	25.60%	5.82%	5.47%
Without Sales Load [Member] | C000141273
Average Annual Return [Line Items]
Average Annual Return, Percent	23.23%	5.79%				3.66%
Without Sales Load [Member] | C000141274
Average Annual Return [Line Items]
Average Annual Return, Percent	29.37%	11.93%				10.36%
Without Sales Load [Member] | C000038337
Average Annual Return [Line Items]
Average Annual Return, Percent	24.28%	8.13%				5.73%
Without Sales Load [Member] | C000038347
Average Annual Return [Line Items]
Average Annual Return, Percent	27.21%	6.94%				4.78%
Without Sales Load [Member] | C000017549
Average Annual Return [Line Items]
Average Annual Return, Percent	25.99%	9.05%				5.17%
Without Sales Load [Member] | C000110424
Average Annual Return [Line Items]
Average Annual Return, Percent	30.81%	12.40%				9.69%
Without Sales Load [Member] | C000038345
Average Annual Return [Line Items]
Average Annual Return, Percent	29.77%	8.16%				6.39%
Without Sales Load [Member] | C000060582
Average Annual Return [Line Items]
Average Annual Return, Percent	20.61%	10.61%				5.51%
Without Sales Load [Member] | C000126352
Average Annual Return [Line Items]
Average Annual Return, Percent	28.02%	4.92%				5.06%
Without Sales Load [Member] | C000092104
Average Annual Return [Line Items]
Average Annual Return, Percent	7.39%	9.89%				5.11%
Without Sales Load [Member] | C000057694
Average Annual Return [Line Items]
Average Annual Return, Percent	21.95%	4.24%				2.75%
Without Sales Load [Member] | C000038338
Average Annual Return [Line Items]
Average Annual Return, Percent	19.92%	5.98%				4.73%
Without Sales Load [Member] | C000163789
Average Annual Return [Line Items]
Average Annual Return, Percent	9.15%	15.44%		12.54%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	30.96%	11.87%				9.20%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	30.96%	11.87%				9.20%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%			5.28%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%	7.28%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%	7.28%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	30.96%	11.87%				9.20%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	30.96%	11.87%				9.20%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	30.96%	11.87%				9.20%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	30.96%	11.87%				9.20%
SPDR ETFs Index: S&P International Dividend Opportunities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P International Dividend Opportunities Index
Average Annual Return, Percent	22.31%	4.41%				3.08%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: MSCI ACWI IMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index
Average Annual Return, Percent	30.96%	11.87%		10.89%
SPDR ETFs Index: S&P Global Infrastructure Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Infrastructure Index
Average Annual Return, Percent	29.68%	5.97%				5.38%
SPDR ETFs Index: S&P Emerging Markets Dividend Opportunities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Emerging Markets Dividend Opportunities Index
Average Annual Return, Percent	34.34%	10.21%				5.62%
SPDR ETFs Index: S&P China BMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P China BMI Index
Average Annual Return, Percent	20.70%	0.83%				3.07%
SPDR ETFs Index: Dow Jones Global Select Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Global Select Real Estate Securities Index
Average Annual Return, Percent	28.59%	1.53%				3.96%
SPDR ETFs Index: Dow Jones Global ex-U.S. Select Real Estate Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Dow Jones Global ex-U.S. Select Real Estate Securities Index
Average Annual Return, Percent	20.53%	(2.01%)				0.86%
SPDR ETFs Index: EURO STOXX 50 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EURO STOXX 50 Index
Average Annual Return, Percent	29.39%	9.96%				5.79%
SPDR ETFs Index: MSCI ACWI Climate Paris Aligned Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Climate Paris Aligned Index
Average Annual Return, Percent	33.90%	12.06%			9.20%
SPDR ETFs Index: MSCI EAFE ex Fossil Fuels Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE ex Fossil Fuels Index
Average Annual Return, Percent	26.30%	8.08%	7.62%
SPDR ETFs Index: MSCI EAFE Factor Mix A-Series Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Factor Mix A-Series Index
Average Annual Return, Percent	23.22%	8.00%				6.28%
SPDR ETFs Index: MSCI Emerging Markets ex Fossil Fuels Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets ex Fossil Fuels Index
Average Annual Return, Percent	26.44%	5.92%	5.54%
SPDR ETFs Index: MSCI Emerging Markets Factor Mix A-Series Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Factor Mix A-Series Index
Average Annual Return, Percent	24.30%	6.49%				4.29%
SPDR ETFs Index: MSCI World Factor Mix A-Series Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Factor Mix A-Series Index
Average Annual Return, Percent	29.16%	11.75%				10.17%
SPDR ETFs Index: S&P Developed ex-U.S. BMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. BMI Index
Average Annual Return, Percent	23.96%	7.90%				5.58%
SPDR ETFs Index: S&P Emerging BMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Emerging BMI Index
Average Annual Return, Percent	27.57%	6.84%				4.83%
SPDR ETFs Index: STOXX Europe Total Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	STOXX Europe Total Market Index
Average Annual Return, Percent	25.74%	8.82%				5.07%
SPDR ETFs Index: S&P Asia Pacific Emerging BMI Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Asia Pacific Emerging BMI Index
Average Annual Return, Percent	31.88%	8.58%				6.60%
SPDR ETFs Index: S&P Emerging Markets Under USD2 Billion Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Emerging Markets Under USD2 Billion Index
Average Annual Return, Percent	22.79%	11.71%				5.94%
SPDR ETFs Index: S&P Global Dividend Aristocrats Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Dividend Aristocrats Index
Average Annual Return, Percent	27.74%	4.63%				4.82%
SPDR ETFs Index: S&P Global Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global Natural Resources Index
Average Annual Return, Percent	7.01%	9.77%				5.03%
SPDR ETFs Index: MSCI All Country World ex USA Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI All Country World ex USA Index
Average Annual Return, Percent	25.35%	7.59%				5.22%
SPDR ETFs Index: S&P Developed ex-U.S. Under USD2 Billion Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Developed ex-U.S. Under USD2 Billion Index
Average Annual Return, Percent	19.23%	5.71%				4.50%
SPDR ETFs Index: S&P BMI North American Natural Resources Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P BMI North American Natural Resources Index
Average Annual Return, Percent	8.85%	15.16%		12.36%